Other Liabilities and Deferred Credits (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other liabilities and deferred credits
Personal injury and other claims provisions	$ 260	$ 251
Contract liabilities	82	16
Environmental provisions	19	18
Stock-based compensation liability	5	7
Deferred credits and other	156	149
Total other liabilities and deferred credits	$ 522	$ 441